Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Preferred Stock Preferred Stock A	Preferred Stock Preferred Stock B	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning, Balance at Jan. 31, 2023
Beginning, Balance (in Shares) at Jan. 31, 2023
Issuance of preferred stock A		$ 100		(100)
Issuance of preferred stock A (in Shares)		100,000
Issuance of common stock	$ 24,454			8,741,983		8,766,437
Issuance of common stock (in Shares)	24,454,000
Issuance of preferred stock B, crowdfunding			$ 318	750,132		750,450
Issuance of preferred stock B, crowdfunding (in Shares)			317,677
Net loss					(10,376,645)	(10,376,645)
Ending, Balance at Dec. 31, 2023	$ 24,454	$ 100	$ 318	9,492,015	(10,376,645)	(859,758)
Ending, Balance (in Shares) at Dec. 31, 2023	24,454,000	100,000	317,677
Issuance of preferred stock A
Issuance of common stock	$ 1,317			2,899,598		2,900,915
Issuance of common stock (in Shares)	1,317,999
Issuance of preferred stock B, crowdfunding			$ 95	566,339		566,434
Issuance of preferred stock B, crowdfunding (in Shares)			95,322
Stock purchase agreement				35,000		35,000
Net loss					(3,804,013)	(3,804,013)
Ending, Balance at Mar. 31, 2024	$ 25,771	$ 100	$ 413	12,992,952	(14,180,658)	(1,161,422)
Ending, Balance (in Shares) at Mar. 31, 2024	25,771,999	100,000	412,999
Beginning, Balance at Dec. 31, 2023	$ 24,454	$ 100	$ 318	9,492,015	(10,376,645)	(859,758)
Beginning, Balance (in Shares) at Dec. 31, 2023	24,454,000	100,000	317,677
Net loss						(7,703,643)
Ending, Balance at Sep. 30, 2024	$ 26,434	$ 100	$ 587	15,722,066	(18,080,288)	(2,331,101)
Ending, Balance (in Shares) at Sep. 30, 2024	26,434,649	100,000	587,124
Beginning, Balance at Dec. 31, 2023	$ 24,454	$ 100	$ 318	9,492,015	(10,376,645)	(859,758)
Beginning, Balance (in Shares) at Dec. 31, 2023	24,454,000	100,000	317,677
Issuance of common stock	$ 1,980			4,515,182		4,517,162
Issuance of common stock (in Shares)	1,981,224
Issuance of preferred stock B, crowdfunding			$ 276	1,529,527		1,529,803
Issuance of preferred stock B, crowdfunding (in Shares)			276,065
Stock purchase agreement	$ 67			535,000		535,067
Stock purchase agreement (in Shares)	65,735
Net loss					(9,392,702)	(9,392,702)
Ending, Balance at Dec. 31, 2024	$ 26,501	$ 100	$ 594	16,071,724	(19,769,347)	(3,670,428)
Ending, Balance (in Shares) at Dec. 31, 2024	26,500,959	100,000	593,742
Beginning, Balance at Mar. 31, 2024	$ 25,771	$ 100	$ 413	12,992,952	(14,180,658)	(1,161,422)
Beginning, Balance (in Shares) at Mar. 31, 2024	25,771,999	100,000	412,999
Issuance of common stock	$ 223			491,174		491,397
Issuance of common stock (in Shares)	223,261
Issuance of preferred stock B, crowdfunding			$ 98	568,265		568,363
Issuance of preferred stock B, crowdfunding (in Shares)			98,472
Stock purchase agreement	$ 36			200,000		200,036
Stock purchase agreement (in Shares)	35,524
Net loss					(1,730,945)	(1,730,945)
Ending, Balance at Jun. 30, 2024	$ 26,030	$ 100	$ 511	14,252,391	(15,911,603)	(1,632,571)
Ending, Balance (in Shares) at Jun. 30, 2024	26,030,784	100,000	511,471
Issuance of common stock	$ 374			822,037		822,411
Issuance of common stock (in Shares)	373,654
Issuance of preferred stock B, crowdfunding			$ 76	347,638		347,714
Issuance of preferred stock B, crowdfunding (in Shares)			75,653
Stock purchase agreement	$ 30			300,000		300,030
Stock purchase agreement (in Shares)	30,211
Net loss					(2,168,685)	(2,168,685)
Ending, Balance at Sep. 30, 2024	$ 26,434	$ 100	$ 587	15,722,066	(18,080,288)	(2,331,101)
Ending, Balance (in Shares) at Sep. 30, 2024	26,434,649	100,000	587,124
Beginning, Balance at Dec. 31, 2024	$ 26,501	$ 100	$ 594	16,071,724	(19,769,347)	(3,670,428)
Beginning, Balance (in Shares) at Dec. 31, 2024	26,500,959	100,000	593,742
Issuance of common stock	$ 1,668			7,607,431		7,609,099
Issuance of common stock (in Shares)	1,668,662
Issuance of preferred stock B, crowdfunding			$ 11	102,690		102,701
Issuance of preferred stock B, crowdfunding (in Shares)			10,974
Net loss					(9,348,875)	(9,348,875)
Ending, Balance at Mar. 31, 2025	$ 28,169	$ 100	$ 605	23,781,845	(29,118,222)	(5,307,503)
Ending, Balance (in Shares) at Mar. 31, 2025	28,169,621	100,000	604,716
Beginning, Balance at Dec. 31, 2024	$ 26,501	$ 100	$ 594	16,071,724	(19,769,347)	(3,670,428)
Beginning, Balance (in Shares) at Dec. 31, 2024	26,500,959	100,000	593,742
Net loss						(49,227,634)
Ending, Balance at Sep. 30, 2025	$ 36,279	$ 100	$ 675	61,252,165	(68,996,981)	(7,707,762)
Ending, Balance (in Shares) at Sep. 30, 2025	36,279,355	100,000	675,015
Beginning, Balance at Mar. 31, 2025	$ 28,169	$ 100	$ 605	23,781,845	(29,118,222)	(5,307,503)
Beginning, Balance (in Shares) at Mar. 31, 2025	28,169,621	100,000	604,716
Issuance of common stock	$ 67			304,473		304,540
Issuance of common stock (in Shares)	66,785
Settlement shares	$ 3,462			15,784,968		15,788,430
Settlement shares (in Shares)	3,462,375
Issuance of common stock - warrants	$ 811			3,499,189		3,500,000
Issuance of common stock - warrants (in Shares)	810,324
Issuance of preferred stock B, crowdfunding			$ 11	118,338		118,349
Issuance of preferred stock B, crowdfunding (in Shares)			11,555
Net loss					(20,529,639)	(20,529,639)
Ending, Balance at Jun. 30, 2025	$ 32,509	$ 100	$ 616	43,488,813	(49,647,861)	(6,125,823)
Ending, Balance (in Shares) at Jun. 30, 2025	32,509,105	100,000	616,271
Issuance of common stock	$ 3,770			17,188,570		17,192,340
Issuance of common stock (in Shares)	3,770,250
Issuance of preferred stock B, crowdfunding			$ 59	574,782		574,841
Issuance of preferred stock B, crowdfunding (in Shares)			58,744
Net loss					(19,349,120)	(19,349,120)
Ending, Balance at Sep. 30, 2025	$ 36,279	$ 100	$ 675	$ 61,252,165	$ (68,996,981)	$ (7,707,762)
Ending, Balance (in Shares) at Sep. 30, 2025	36,279,355	100,000	675,015